SHORT-TERM INVESTMENTS - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
SHORT-TERM INVESTMENTS
Gain on investment	$ 161,468	$ 50,039	$ 28,085
Minimum
SHORT-TERM INVESTMENTS
Maturity period of investments	3 months	3 months
Maximum
SHORT-TERM INVESTMENTS
Maturity period of investments	12 months	12 months